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                                       21

APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                           ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                       SEPARATE ACCOUNT SIX
                                            P.O. Box 2999
                                        Hartford, CT 06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:





 ______________________________________________________________________________
 3. Investment Company Act File Number:


    Securities Act File Number: 33-86330
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

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                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee: See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________
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

--------------------------------------------------------------------------------------------------------
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SIX
--------------------------------------------------------------------------------------------------------
SECURITIES ACT FILE NUMBER: 33-86330
--------------------------------------------------------------------------------------------------------
                                             AMOUNT     AMOUNT    NET SOLD /  OFFERING PRICE   AMOUNT OF
--------------------------------------------------------------------------------------------------------
                                              SOLD     REDEEMED   (REDEEMED)    02/12/1996    FILING FEE
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ILA Director Putnam Diversified Income       96,657      5,270      91,387      11.357987        357.92
--------------------------------------------------------------------------------------------------------
ILA Director Putnam Global Asset Alloc.     343,953     11,183      32,770      12.004937      1,377.55
--------------------------------------------------------------------------------------------------------
ILA Director Putnam Global Growth Fund       22,310        974      21,336      12.179650         89.61
--------------------------------------------------------------------------------------------------------
ILA Director Putnam Gov't High Qual Bond    124,449      8,498     115,951      11.363218        454.34
--------------------------------------------------------------------------------------------------------
ILA Director Woodward Balanced Fund         704,344     25,658     678,686      11.758139      2,751.75
--------------------------------------------------------------------------------------------------------
ILA Director Woodward Capital Growth Fnd    530,619     17,661     512,958      12.152268      2,149.52
--------------------------------------------------------------------------------------------------------
ILA Director Woodward Growth Value Fund     287,987     17,435     270,552      12.295510      1,147.09
--------------------------------------------------------------------------------------------------------
ILA Director Woodward Money Market Fund     711,117     74,000     637,117       1.033947        227.15
--------------------------------------------------------------------------------------------------------
ILA Director Woodward Opportunity Fund      411,986      9,677     402,309      11.365050      1,576.64
--------------------------------------------------------------------------------------------------------
                                                                                              10,131.57
--------------------------------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------------------------------
ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SIX
--------------------------------------------------------------------------------------------------------
SECURITIES ACT FILE NUMBER: 33-86330
--------------------------------------------------------------------------------------------------------
                                           ITEM 9, 10  ITEM 12 (iii)  ITEM 12 (iii)  ITEM 12 (vi)  ITEM 12 (vii)
                                            $ Amount     $ Amount       $ Amount      MULTIPLIER        FEE
--------------------------------------------------------------------------------------------------------
                                             Sold        Redeemed     Redeemed-Used                     DUE
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ILA Director Putnam Diversified Income     1,097,829       59,857         59,857       1/2900        357.92
--------------------------------------------------------------------------------------------------------
ILA Director Putnam Global Asset Alloc.    4,129,134      134,251        134,251       1/2900      1,377.55
--------------------------------------------------------------------------------------------------------
ILA Director Putnam Global Growth Fund       271,728       11,863         11,863       1/2900         89.61
--------------------------------------------------------------------------------------------------------
ILA Director Putnam Gov't High Qual Bond   1,414,141       96,565         96,565       1/2900        454.34
--------------------------------------------------------------------------------------------------------
ILA Director Woodward Balanced Fund        8,281,775      301,690        301,690       1/2900      2,751.75
--------------------------------------------------------------------------------------------------------
ILA Director Woodward Capital Growth Fnd   6,448,224      214,621        214,621       1/2900      2,149.52
--------------------------------------------------------------------------------------------------------
ILA Director Woodward Growth Value Fund    3,540,947      214,372        214,372       1/2900      1,147.09
--------------------------------------------------------------------------------------------------------
ILA Director Woodward Money Market Fund      735,257       76,512         76,512       1/2900        227.15
--------------------------------------------------------------------------------------------------------
ILA Director Woodward Opportunity Fund     4,682,241      109,980        109,980       1/2900      1,576.64
--------------------------------------------------------------------------------------------------------
                                          30,601,277    1,219,711      1,219,711                  10,131,57
--------------------------------------------------------------------------------------------------------